Long-Term Investments and Variable Interest Entities - Long-Term Investments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Cost-method investments	$ 25	$ 20
Other long-term investments	127	51
Long-term investments	$ 152	$ 71